Consolidated Statements of Stockholder's Equity (USD $)	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Comprehensive Income
Balance at Sep. 30, 2009	$ 100,487,092	$ 86,394,200	$ 13,968,509	$ 124,383
Comprehensive income:
Net income	16,562,227		16,562,227		16,562,227
Unrealized gain (loss) on investments, net of tax of ($30,215), ($28,622) and $23,312 for the period ended September 30, 2012, 2011 and 2010, respectively	43,297			43,297	43,297
Total comprehensive income	16,605,524		16,562,227	43,297
Dividend paid to parent	(10,560,722)		(10,560,722)
Balance at Sep. 30, 2010	106,531,894	86,394,200	19,970,014	167,680
Comprehensive income:
Net income	17,103,813		17,103,813		17,103,813
Unrealized gain (loss) on investments, net of tax of ($30,215), ($28,622) and $23,312 for the period ended September 30, 2012, 2011 and 2010, respectively	(53,158)			(53,158)	(53,158)
Total comprehensive income	17,050,655		17,103,813	(53,158)
Dividend paid to parent	(8,845,387)		(8,845,387)
Balance at Sep. 30, 2011	114,737,162	86,394,200	28,228,440	114,522
Comprehensive income:
Net income	12,027,303		12,027,303		12,027,303
Unrealized gain (loss) on investments, net of tax of ($30,215), ($28,622) and $23,312 for the period ended September 30, 2012, 2011 and 2010, respectively	(56,112)			(56,112)	(56,112)
Total comprehensive income	11,971,191		12,027,303	(56,112)
Dividend paid to parent	(6,773,313)		(6,773,313)
Balance at Sep. 30, 2012	$ 119,935,040	$ 86,394,200	$ 33,482,430	$ 58,410